Consolidated Statement of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net income (loss)		€ (49,177)	€ (49,471)	€ (7,570)
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Depreciation and amortization, net		1,384	1,994	5,091
Employee benefits costs		(807)	324	285
Change in provisions		3,330	(293)	(966)
Share-based compensation expense		2,567	3,944	4,256
Change in fair value of financial assets		(451)	(1,335)	(1,592)
Foreign exchange (gains) losses on financial assets		1,362	(885)	544
Change in accrued interests on financial assets		(352)	(380)	0
Gains (losses) on assets and other financial assets		0	0	(991)
Disposal of property and equipment (scrapping)		23	20	470
Other profit or loss items with no cash effect		(2)	24	6
Operating cash flow before change in working capital		(42,123)	(46,058)	(467)
Change in working capital		(10,632)	39,162	(32,092)
Net cash generated from/ (used in) operating activities	[1]	(52,755)	(6,896)	(32,559)
Acquisition of intangible assets		0	0	(2,000)
Acquisition of property and equipment, net		(140)	(391)	(351)
Disposal of property and equipment		0	0	150
Disposal of other assets		5	0	66
Acquisition of other assets		0	0	(3)
Disposal of current financial instruments and paid interests		7,035	9,590	0
Disposal of non-current financial instruments		0	0	22,768
Interest received on financial assets		388	0	0
Net cash generated from / (used in) investing activities		7,289	9,200	20,630
Proceeds from the exercise / subscription of equity instruments		14,981	2,928	395
Repayment of borrowings		(8,911)	(8,936)	(2,361)
Net cash generated from / (used in) financing activities		6,070	(6,008)	(1,966)
Effect of the exchange rate changes		1,092	(505)	274
Net increase / (decrease) in cash and cash equivalents		(38,304)	(4,209)	(13,619)
Cash and cash equivalents at the beginning of the year		66,396	70,605	84,225
Cash and cash equivalents at the end of the year		28,092	66,396	70,605
Summary of changes in working capital [abstract]
Trade receivables and others (excluding rebates related to capital expenditures)		12,651	14,300	66,111
Trade receivables and others (excluding rebates related to capital expenditures), variance		1,649	51,811
Trade payables and others (excluding payables related to capital expenditures)		(15,042)	(16,007)	(17,018)
Trade payables and others (excluding payables related to capital expenditures), variance		(965)	(1,011)
Collaboration liabilities - current and non-current portion		(38,249)	(48,571)	(52,677)
Collaboration liabilities - current and non-current portion, variance		(10,322)	(4,106)
Deferred revenue - current and non-current portion		(2,825)	(3,441)	(10,483)
Deferred revenue - current and non-current portion, variance		(616)	(7,042)
Change in working capital		(43,465)	(53,719)	(14,067)
Change in working capital, variance		(10,254)	39,652
5% retained - Tax credit refund	[2]	868	490	0
5% retained - Tax credit refund, variance	[2]	(378)	(490)
Change in working capital, adjusted		(42,597)	(53,229)	(14,067)
Change in working capital, variance		€ (10,632)	€ 39,162	€ (32,092)

[1]	Cash flows from operating activities include 0.4 million euros in interest paid in fiscal 2025, with 1.8 million euros interest received. In fiscal 2024, interest paid were 0.6 million euros and 2.2 millions euros in interests received.
[2]
(1) 95% of the pre-financed CIR 2024 and CIR 2023 have been collected. The 5% cumulative retained amount of €0.9 million (€0.4 million in 2025 and €0.5 million in 2024) have been classified under 'Other non current assets'. It will be collected after a 3 years delay.